Inventories	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

All the inventories are located in China. Inventories consisted of the following as of March 31, 2022 and 2021:

	As of March 31,	As of March 31,
	2022	2021
Raw materials	$786,082	$1,422,941
Work in process	-	34,717
Finished goods	603,479	327,721
Total	$1,389,561	$1,785,379

No lower of cost or net realizable value adjustment was recorded as of March 31, 2022 and 2021, respectively.

No inventory provision or write-downs for the years ended March 31, 2022 and 2021.